Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives property and equipment
Years

Laboratory equipment	4 - 5
Greenhouse equipment*	4 - 10
Computer equipment	3
Office furniture	7 - 17
Leasehold improvements	**
Vehicles	4-7